Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of share based payments [abstract]
Charges for Share-based Incentive Plans	Charges for share-based incentive plans were as follows:

	2023	2022	2021
	£m	£m	£m
Share-based payments	140.1	122.0	99.6

Movement on Ordinary Shares Granted for Significant Restricted Stock Plans
Movement on ordinary shares granted for significant restricted stock plans:

	Non-vested 1 January 2023 number m		Granted number m		Forfeited number m		Vested number m		Non-vested 31 December 2023 number m
Executive Performance Share Plan (EPSP)	20.4		7.8		(1.4)		(3.9)		22.9
Performance Share Awards (PSA)	4.1		2.3		(0.5)		(0.4)		5.5
Leadership Share Awards	11.3		5.9		(1.0)		(3.8)		12.4

Weighted average fair value (pence per share)
Executive Performance Share Plan (EPSP)	924	p	919	p	947	p	752	p	950	p
Performance Share Awards (PSA)	952	p	857	p	939	p	926	p	915	p
Leadership Share Awards	899	p	654	p	934	p	673	p	848	p

	Non-vested 1 January 2022 number m		Granted number m		Forfeited number m		Vested number m		Non-vested 31 December 2022 number m
Executive Performance Share Plan (EPSP)	16.7		6.1		(2.2)		(0.2)		20.4
Performance Share Awards (PSA)	3.1		4.0		(0.2)		(2.8)		4.1
Leadership Share Awards	10.4		4.9		(1.2)		(2.8)		11.3

Weighted average fair value (pence per share)
Executive Performance Share Plan (EPSP)	900	p	1,025	p	1,055	p	613	p	924	p
Performance Share Awards (PSA)	604	p	911	p	798	p	519	p	952	p
Leadership Share Awards	922	p	787	p	881	p	795	p	899	p

Options Granted
As at 31 December 2023, unexercised options over ordinary shares of 650,825 and unexercised options over ADRs of 72,695 have been granted under the WPP Worldwide Share Ownership Programme as follows:

	Number of ordinary shares under option	Exercise price per share (£)	Exercise dates
Unexercised options over ordinary shares	647,575	13.145	2017-2024
Unexercised options over ordinary shares	3,250	13.145	2018-2024

	Number of ADRs under option	Exercise price per ADR ($)	Exercise dates
Unexercised options over ADR	72,695	102.670	2017-2024
As at 31 December 2023, unexercised options over ordinary shares of 15,369,025 and unexercised options over ADRs of 1,772,400 have been granted under the WPP Share Option Plan as follows:

	Number of ordinary shares under option	Exercise price per share (£)	Exercise dates
Unexercised options over ordinary shares	3,524,700	7.064	2025-2032
Unexercised options over ordinary shares	1,806,625	7.344	2023-2030
Unexercised options over ordinary shares	9,500	7.344	2023-2027
Unexercised options over ordinary shares	849,350	8.372	2021-2028
Unexercised options over ordinary shares	7,000	8.372	2021-2025
Unexercised options over ordinary shares	125,125	8.684	2025-2029
Unexercised options over ordinary shares	2,682,975	8.684	2025-2032
Unexercised options over ordinary shares	1,466,100	9.600	2022-2029
Unexercised options over ordinary shares	8,875	9.600	2022-2026
Unexercised options over ordinary shares	2,237,900	11.065	2023-2030
Unexercised options over ordinary shares	1,040,350	13.085	2020-2027
Unexercised options over ordinary shares	7,625	13.085	2020-2024
Unexercised options over ordinary shares	4,000	15.150	2019-2025
Unexercised options over ordinary shares	739,850	15.150	2018-2025
Unexercised options over ordinary shares	859,050	17.055	2019-2026

	Number of ADRs under option	Exercise price per ADR ($)	Exercise dates
Unexercised options over ADR	409,115	44.120	2025-2032
Unexercised options over ADR	198,380	48.950	2023-2030
Unexercised options over ADR	318,125	52.600	2025-2032
Unexercised options over ADR	120,995	53.140	2021-2028
Unexercised options over ADR	169,790	62.590	2022-2029
Unexercised options over ADR	255,510	73.780	2023-2030
Unexercised options over ADR	117,650	88.260	2020-2027
Unexercised options over ADR	100,960	105.490	2020-2026
Unexercised options over ADR	81,875	115.940	2018-2025

Movements and Weighted-average Exercise Price for Options Granted
The aggregate status of the WPP Share Option Plans during 2023 was as follows:
Movements on options granted (represented in ordinary shares)

	1 January 2023	Granted	Exercised	Forfeited	Outstanding 31 December 2023	Exercisable 31 December 2023
WPP	—	—	—	—	—	—
WWOP	1,639,025	—	—	(624,725)	1,014,300	—
WSOP	21,299,025	5,586,650	(85,900)	(2,568,750)	24,231,025	7,386,400
	22,938,050	5,586,650	(85,900)	(3,193,475)	25,245,325	7,386,400

	1 January 2022	Granted	Exercised	Forfeited	Outstanding 31 December 2022	Exercisable 31 December 2022
WPP	6,741	—	—	(6,741)	—	—
WWOP	2,049,299	—	(2,575)	(407,699)	1,639,025	—
WSOP	19,608,150	5,224,050	(123,125)	(3,410,050)	21,299,025	3,188,675
	21,664,190	5,224,050	(125,700)	(3,824,490)	22,938,050	3,188,675
Weighted average exercise price for options over

	1 January 2023	Granted	Exercised	Forfeited	Outstanding 31 December 2023	Exercisable 31 December 2023
Ordinary shares (£)
WPP	—	—	—	—	—	—
WWOP	13.224	—	—	13.432	13.145	—
WSOP	10.356	—	8.350	9.959	9.652	—
ADRs ($)
WWOP	106.379	—	—	109.949	102.670	—
WSOP	67.910	—	48.950	66.181	62.587	44.120

	1 January 2022	Granted	Exercised	Forfeited	Outstanding 31 December 2022	Exercisable 31 December 2022
Ordinary shares (£)
WPP	9.355	—	—	9.355	—	—
WWOP	12.923	—	8.458	11.565	13.224	—
WSOP	10.854	8.684	8.357	10.530	10.356	7.344
ADRs ($)
WWOP	101.693	—	—	85.706	106.379	—
WSOP	72.228	52.600	53.270	71.674	67.910	48.950

Range of Exercise Prices of Options
Options over ordinary shares
Outstanding

Range of exercise prices £	Weighted average exercise price £	Weighted average contractual life Months
7.344-17.055	10.455	70
Options over ADRs
Outstanding

Range of exercise prices $	Weighted average exercise price $	Weighted average contractual life Months
44.120-115.940	64.166	80

Weighted Average Fair Value of Options Granted and Weighted Average Assumptions
The weighted average fair value of options granted in the year calculated using the Black-Scholes model was as follows:

		2023		2022		2021
Fair value of UK options (shares)	131.0	p	177.0	p	220.0	p
Fair value of US options (ADRs)		$8.59		$11.48		$14.89
Weighted average assumptions
UK risk-free interest rate		4.00%		2.92%		0.63%
US risk-free interest rate		4.53%		4.09%		1.16%
Expected life (months)		48		48		48
Expected volatility		33%		32%		34%
Dividend yield		5.6%		3.9%		3.4%